PGIM ETF TRUST

PGIM Ultra Short Bond ETF

PGIM Active High Yield Bond ETF

PGIM Quant Solutions Strategic Alpha International Equity ETF

PGIM Active Aggregate Bond ETF

PGIM Total Return Bond ETF

(collectively, the "Funds")

Supplement dated June 27, 2022 to the

Currently Effective Statement of Additional Information (SAI)

Effective July 1, 2022, Securities Finance Trust Company ("eSeclending") will replace Brown Brothers Harriman & Co. ("BBH") as securities lending agent for the Funds. Additionally, on or about June 3, 2022, The Bank of New York Mellon ("BNY") replaced BBH as Custodian Agent, Transfer Agent and Administrative Agent to the Funds. Accordingly, the following sections of the SAI are updated as follows.

1.The paragraph in the section of the SAI entitled "INVESTMENTS, INVESTMENT STRATEGIES AND RISKS - SECURITIES LENDING" is deleted in its entirety and replaced with the following:

SECURITIES LENDING. Unless otherwise noted, the Funds may lend its portfolio securities to brokers, dealers and other financial institutions subject to applicable regulatory requirements and guidance, including the requirements that: (1) the aggregate market value of securities loaned will not at any time exceed 33⅓% of the total assets of the Funds; (2) the borrower pledge and maintain with the Funds collateral consisting of cash having at all times a value of not less than 102% (or 105% for foreign securities) of the value of the securities lent; and (3) the loan be made subject to termination by the Funds at any time.

Cash collateral is invested in an affiliated prime money market fund and will be subject to market depreciation or appreciation. The Funds will be responsible for any loss that results from this investment of collateral. The affiliated prime money market fund in which cash collateral is invested may impose liquidity fees or temporary gates on redemptions if its weekly liquid assets fall below a designated threshold. If this were to occur, the Funds may lose money on its investment of cash collateral in the affiliated prime money market fund, or the Funds may not be able to redeem its investment of cash collateral in the affiliated prime money market fund, which might cause the Funds to liquidate other holdings in order to return the cash collateral to the borrower upon termination of a securities loan. These events could trigger adverse tax consequences for the Funds.

On termination of the loan, the borrower is required to return the securities to the Funds, and any gain or loss in the market price during the loan would inure to the Funds. If the borrower defaults on its obligation to return the securities lent because of insolvency or other reasons, the Funds could experience delays and costs in recovering the securities lent or in gaining access to the collateral. In such situations, the Funds may sell the collateral and purchase a replacement investment in the market. There is a risk that the value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased.

During the time portfolio securities are on loan, the borrower will pay the Funds an amount equivalent to any dividend or interest paid on such securities. Voting or consent rights which accompany loaned securities pass to the borrower. However, all loans may be terminated at any time to facilitate the exercise of voting or other consent rights with respect to matters considered to be material. The Funds bears the risk that there may be a delay in the return of the securities which may impair the Funds' ability to exercise such rights.

LR1410

2.The paragraph in the section of the SAI entitled "OTHER SERVICE PROVIDERS - CUSTODIAN, TRANSFER AGENT AND ADMINISTRATIVE AGENT" is deleted in its entirety and replaced with the following:

CUSTODIAN, TRANSFER AGENT AND ADMINISTRATIVE AGENT. The Bank of New York Mellon

("BNY"), 240 Greenwich Street, New York, New York 10286, serves as the Custodian, Transfer Agent and Administrative Agent for the Funds. Pursuant to the Custodian Agreement, BNY maintains certain financial accounting books and records. Subcustodians provide custodial services for any non-U.S. assets held outside the United States. Pursuant to the Transfer Agency and Service Agreement, BNY maintains certain books and records and provides customary transfer agency services to the Funds, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, the payment of dividends and distributions, and related functions. Pursuant to the Administration and Accounting Agreement, BNY maintains certain books and records and provides administrative, legal, tax support and accounting and financial reporting services for the Funds. For these services, BNY receives compensation from the Manager and is reimbursed for expenses, including custodian, transfer agency and administration fees and certain out-of- pocket expenses including, but not limited to, postage, stationery, printing, allocable communication expenses and other costs. The Manager is responsible for compensating BNY under the Custodian, Transfer Agency and Service and Administration and Accounting Agreements.

3.The paragraph in the section of the SAI entitled "OTHER SERVICE PROVIDERS - SECURITIES LENDING ACTIVITIES" is amended and restated to read as follows:

SECURITIES LENDING ACTIVITIES. Securities Finance Trust Company ("eSecLending") serves as securities lending agent for the Funds and in that role administers the Funds' securities lending program pursuant to the terms of a securities lending agency agreement entered into between the Funds and eSecLending.

As securities lending agent, eSecLending is responsible for marketing to approved borrowers available securities from the Funds' portfolio. As administered by eSecLending, available securities from the Funds' portfolio are furnished to borrowers either through security-by-security loans effected by eSecLending as lending agent on behalf of the Funds or through an auction process managed and conducted by eSecLending through which a winning bidder (as selected and approved by PGIM Investments on behalf of the Funds) is given the exclusive right to borrow the securities subject to the auction for an agreed-upon period of time.

eSecLending is responsible for the administration and management of the Funds' securities lending program, including the preparation and execution of a participant agreement with each borrower governing the terms and conditions of any securities loan, ensuring that securities loans are properly coordinated and documented with the Funds' custodian, ensuring that loaned securities are daily valued and that the corresponding required cash collateral is delivered by the borrower(s), and arranging for the investment of cash collateral received from borrowers.

eSecLending receives as compensation for its services a portion of the amount earned by the Funds for lending securities.

Prior to July 1, 2022, Brown Brothers Harriman & Co. ("BBH") served as securities lending agent for PGIM Ultra Short Bond ETF, PGIM Active High Yield Bond ETF, PGIM QMA Strategic Alpha International Equity ETF, PGIM Active Aggregate Bond ETF and PGIM Total Return Bond ETF. The table below sets forth, for each Fund's most recently completed fiscal year, the Funds' gross income received from securities lending activities, the fees and/or other compensation paid by the Funds for securities lending activities, and the net income earned by each Fund for securities lending activities. The table below also discloses any other fees or payments incurred by each Fund resulting from lending securities.

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Securities Lending Activities:
PGIM Ultra Short		PGIM Active		PGIM Active
	Bond ETF	High Yield		Aggregate Bond
		Bond ETF			ETF*
Gross Income from securities lending	$8,201		$2,678		$—
activities
Fees and/or compensation for

securities lending activities and related
services
[ctag:span_t-indent2mrule]Fees paid to securities lending	$(420)		$(170)		$—
agent from a revenue split
[ctag:span_t-indent2mrule]Fees paid for any cash collateral	$(2,946)		$(561)		$—
management service (including fees
deducted from a pooled cash collateral
investment vehicle)
[ctag:span_t-indent2mrule]Administrative fees not included in	$—		$—		$—
revenue split
[ctag:span_t-indent2mrule]Indemnification fee not included in	$—		$—		$—
revenue split
[ctag:span_t-indent2mrule]Rebate (paid to borrower)	$—		$(1)		$—
[ctag:span_t-indent2mrule]Other fees not included in revenue	$—		$—		$—
split (specify)
Aggregate fees/compensation for	$(3,366)		$(732)		$—
securities lending activities
Net Income from securities lending	$4,835		$1,946		$—
activities

Securities Lending Activities:
	PGIM QMA		PGIM Total Return
	Strategic Alpha			Bond ETF**
	International Equity
		ETF
Gross Income from securities lending activities		$5,352		$—
Fees and/or compensation for securities
lending activities and related services
[ctag:span_t-indent2mrule]Fees paid to securities lending agent from a		$(409)		$—
revenue split
[ctag:span_t-indent2mrule]Fees paid for any cash collateral		$(190)		$—
management service (including fees deducted
from a pooled cash collateral investment
vehicle)

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Administrative fees not included in revenue	$—	$—
split
[ctag:pan_t-indent2mrule]Indemnification fee not included in revenue	$—	$—
split
[ctag:spa_t-indent2mrule]Rebate (paid to borrower)	$(21)	$—
[ctag:span_-indent2mrule]Other fees not included in revenue split	$—	$—
(specify)
Aggregate fees/compensation for securities	$(620)	$—
lending activities
Net Income from securities lending activities	$4,732	$—

*The Fund commenced investment operations as of April 12, 2021. Information shown for 2021 is for the fiscal period ended August 31, 2021.

**The Fund commenced investment operations as of December 2, 2021. Information shown for 2021 is for the fiscal period ended August 31, 2021.

4.The first sentence of the third paragraph in the section of the SAI entitled "PART II - PORTFOLIO DEPOSIT" is deleted in its entirety and replaced with the following:

BNY, the Administrative Agent, through the National Securities Clearing Corporation ("NSCC"), makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time), the list of the names and the required number of shares of each Deposit Instrument to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day), as well as information regarding the Cash Amount for the Funds.

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